Derivative financial instruments - Summary of fair value of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	$ 8,564	$ 6,454
Derivatives held for trading, Fair value liabilities	(7,578)	(5,574)
Embedded derivatives, Fair value assets	0	0
Embedded derivative, Fair value liabilities	(107)	(131)
Fair value asset	8,991	7,142
Fair value liability	(8,933)	(6,569)
Current derivatives, Fair value assets	3,846	3,032
Current derivatives, Fair value liabilities	(3,308)	(2,808)
Non-current derivatives, Fair value assets	5,145	4,110
Non-current derivatives, Fair value liabilities	(5,625)	(3,761)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	7	35
Hedges, Fair value liability	(14)	(35)
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	420	653
Hedges, Fair value liability	(1,234)	(829)
Currency forwards, futures and cylinders | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	5	35
Hedges, Fair value liability	(14)	(35)
Gas price futures | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	2	0
Hedges, Fair value liability	0	0
Currency forwards, futures and swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	158	460
Hedges, Fair value liability	(789)	(523)
Interest rate swaps | Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Hedges, Fair value asset	262	193
Hedges, Fair value liability	(445)	(306)
Currency derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	69	237
Derivatives held for trading, Fair value liabilities	(898)	(756)
Oil price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,361	1,637
Derivatives held for trading, Fair value liabilities	(1,849)	(1,281)
Natural gas price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,787	3,580
Derivatives held for trading, Fair value liabilities	(3,888)	(2,844)
Power price derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,240	885
Derivatives held for trading, Fair value liabilities	(943)	(693)
Other derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	107	115
Derivatives held for trading, Fair value liabilities	0	0
Embedded derivatives, Fair value assets	0	0
Embedded derivative, Fair value liabilities	(107)	(115)
Commodity price contracts
Disclosure of detailed information about financial instruments [line items]
Embedded derivatives, Fair value assets	0	0
Embedded derivative, Fair value liabilities	$ 0	$ (16)